Average Annual Total Returns		12 Months Ended	23 Months Ended
	Jan. 27, 2026	Dec. 31, 2025	Dec. 31, 2025
XD Treasury Money Market Fund Institutional
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.31%	4.77%
Performance Inception Date	Feb. 12, 2024
XD Treasury Money Market Fund Investor
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.05%	4.51%
Performance Inception Date	Feb. 12, 2024